Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Long-term bank borrowings - secured	¥ 8,638	¥ 2,995
Long-term bank borrowings - unsecured	4,526	828
Guaranteed bonds	9,585	12,784
Unsecured bonds	7,996	9,997
Total non-current borrowings	30,745	26,604
Current portion of long-term bank borrowings - secured	1,498	939
Current portion of long-term bank borrowings - unsecured	28	1,009
Current portion of guaranteed bonds (note (b))	3,158	2,585
Current portion of unsecured bonds (note (b))	4,000	0
Short-term bank borrowings - unsecured	21,966	2,200
Short-term debentures	26,500	18,500
Current portion of long-term bank borrowings	57,150	25,233
Total borrowings	87,895	51,837
Total borrowings	87,895	51,837
Less than 1 year [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	57,149	25,233
Total borrowings	57,149	25,233
1 to 2 years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	5,936	8,104
Total borrowings	5,936	8,104
In the third to fifth years, inclusive [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	17,680	14,821
Total borrowings	17,680	14,821
Over 5 years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	7,130	3,679
Total borrowings	¥ 7,130	¥ 3,679